Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and Other Receivables
Schedule of trade and other receivables

		Millions of Euros
	Reference	31/12/2025	31/12/2024

Current contract assets		83	36
Trade receivables		619	687
Receivables from associates	Note 31	55	39
Impairment losses		(23)	(21)
Trade receivables		651	705
Other receivables	Note 30 (c)	13	11
Personnel		1	1
Advance payments	Note 30 (c)	7	6
Taxation authorities, VAT recoverable		55	54
Other public entities		25	6
Other receivables		101	78
Current income tax assets		17	53
Total current contract assets, trade and other receivables		852	872

Schedule of trade receivables net of the bad debt provision by seniority

The following represent the carrying amount of the trade and other receivables and contractual assets categorized by due date as of 31 December 2025 is as follows:

	Millions of Euros
		Total gross carrying		Total net third party
	ECL Rate	amount	Provision	trade receivables
Not matured	0.19%	522	(1)	521
Past due 0-30 days	0.19%	142	—	142
Past due 31-60 days	0.62%	25	—	25
Past due 61-90 days	2.03%	9	—	9
Past due 91-180 days	3.01%	19	(1)	18
Past due 181-365 days	8.52%	12	(1)	11
More than one year	100%	21	(13)	8
Customers with objective evidence of impairment		7	(7)	—
		757	(23)	734

The following represent the carrying amount of the trade and other receivables and contractual assets categorized by due date as of 31 December 2024 is as follows:

	Millions of Euros
		Total gross carrying		Total net third party
	ECL Rate	amount	Provision	trade receivables
Not matured	0.19%	622	(1)	621
Past due 0-30 days	0.19%	19	(1)	18
Past due 31-60 days	0.62%	24	—	24
Past due 61-90 days	2.03%	17	—	17
Past due 91-180 days	3.01%	36	(1)	35
Past due 181-365 days	8.52%	16	(1)	15
More than one year	100%	17	(6)	11

Customers with objective evidence of impairment		11	(11)	—
		762	(21)	741

Schedule of movement in the bad debt provision

	Millions of Euros
	31/12/2025	31/12/2024	31/12/2023
Opening balance	21	32	32
Net charges for the year	8	5	7
Net cancellations for the year	(5)	(17)	(7)
Transfers	—	—	—
Translation differences	(1)	1	—
Closing balance	23	21	32